Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 92	¥ 75
Trading account assets	7,830	5,426
Investments	12,452	8,091
Other assets	2,059	3,023
Total	31,148	25,671
Asset Pledged as Collateral without Right [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans	¥ 8,715	¥ 9,056